SCHEDULE OF MATURITIES OF THE BANK BORROWING (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Debt Disclosure [Abstract]
Within one year	$ 21,855	$ 21,977
Between one and two years	133,117	134,193
Total carrying amount	$ 154,972	$ 156,170